Geographic Information And Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information And Major Customers [Abstract]
Schedule of Revenues by Geographical Areas from External Customers

	Year ended December 31
	2010	2011	2012
Revenues by geographical areas from
external customers
Americas	$30,137	$9,528	$13,815
Far East	1,817	9,214	1,163
Africa	6,368	12,396	9,607
Europe	11,756	16,612	13,170
Total export	50,078	47,750	37,755
Domestic (Israel)	3,549	3,505	2,209

	$53,627	$51,255	$39,964

Schedule of Long Lived Assets by Geographical Areas

	December 31	December 31
	2011	2012
Long lived assets by geographical areas
Domestic (Israel)	$4,486	$4,531
Germany	4,469	4,371
Poland	3,411	3,407
France	391	347
Other	1,564	1,559

	$14,321	$14,215

Schedule of Major Customers by Percentage from Total Revenues

	Year ended December 31
	2010	2011	2012
	%	%	%
Major Customers by percentage from total revenues
Customer A	53%	16%	12%
Customer B	0%	14%	-
Customer C	3%	14%	10%
Customer D	-	-	15%